ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Assets and Liabilities Schedule (Details) $ in Millions	Jun. 30, 2025 USD ($)
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
Cash and cash equivalents	$ 28
Accounts receivable and other current assets	231
Investment properties	3,591
Goodwill and other non-current assets	352
Total assets classified as held for sale	4,202
Accounts payable and other liabilities	205
Deferred income tax liability	395
Non-recourse borrowings	2,192
Total liabilities directly associated with assets classified as held for sale	2,792
Net assets classified as held for sale	$ 1,410